Events after the reporting period	6 Months Ended
Jun. 30, 2023
Events after the reporting period [Abstract]
Events after the reporting period
13. Events after the reporting period

In early August, the Group negotiated KIMMTRAK pricing with authorities in Germany. This price is expected to be published in September 2023 and is not materially higher than the Group’s estimate.